UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2009


                           USAA GROWTH FUND



[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH FUND
APRIL 30, 2009




















                                                                      (Form N-Q)

48488-0609                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS


USAA GROWTH FUND
April 30, 2009 (unaudited)

                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               COMMON STOCKS (99.3%)

               CONSUMER DISCRETIONARY (17.7%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
      169,113  Coach, Inc.  *                                                              $        4,143
                                                                                          ---------------
               AUTOMOTIVE RETAIL (1.8%)
       61,422  AutoZone, Inc.  *                                                                   10,220
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (3.3%)
      369,303  Best Buy Co., Inc.                                                                  14,174
      143,799  GameStop Corp. "A"  *                                                                4,337
                                                                                          ---------------
                                                                                                   18,511
                                                                                          ---------------
               DEPARTMENT STORES (1.9%)
      127,808  Kohl's Corp.  *                                                                      5,796
      233,722  Nordstrom, Inc.                                                                      5,289
                                                                                          ---------------
                                                                                                   11,085
                                                                                          ---------------
               EDUCATION SERVICES (1.8%)
       65,279  Apollo Group, Inc. "A"  *                                                            4,109
       62,994  ITT Educational Services, Inc.  *                                                    6,348
                                                                                          ---------------
                                                                                                   10,457
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (1.8%)
       97,537  Dollar Tree, Inc.  *                                                                 4,130
      178,073  Family Dollar Stores, Inc.                                                           5,910
                                                                                          ---------------
                                                                                                   10,040
                                                                                          ---------------
               INTERNET RETAIL (3.9%)
      193,746  Amazon.com, Inc.  *                                                                 15,601
       66,651  Priceline.com, Inc.  *                                                               6,471
                                                                                          ---------------
                                                                                                   22,072
                                                                                          ---------------
               PUBLISHING (0.4%)
       66,491  McGraw-Hill Companies, Inc.                                                          2,005
                                                                                          ---------------
               RESTAURANTS (1.6%)
      113,359  Darden Restaurants, Inc.                                                             4,191
       89,238  McDonald's Corp.                                                                     4,755
                                                                                          ---------------
                                                                                                    8,946
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.5%)
      206,973  H&R Block, Inc.                                                                      3,134
                                                                                          ---------------
               Total Consumer Discretionary                                                       100,613
                                                                                          ---------------

               CONSUMER STAPLES (3.9%)
               -----------------------
               FOOD RETAIL (0.5%)
      145,078  Kroger Co.                                                                           3,137
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.7%)
       68,926  Colgate-Palmolive Co.                                                                4,067
                                                                                          ---------------

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1 | USAA Growth Fund

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               HYPERMARKETS & SUPER CENTERS (0.7%)
       73,860  Wal-Mart Stores, Inc.                                                      $         3,722
                                                                                          ---------------
               PACKAGED FOODS & MEAT (2.0%)
       83,346  General Mills, Inc.                                                                  4,225
      106,150  H.J. Heinz Co.                                                                       3,654
       81,327  Kellogg Co.                                                                          3,424
                                                                                          ---------------
                                                                                                   11,303
                                                                                          ---------------
               Total Consumer Staples                                                              22,229
                                                                                          ---------------

               ENERGY (7.1%)
               -------------
               INTEGRATED OIL & GAS (1.5%)
       92,152  Hess Corp.                                                                           5,049
       67,918  Murphy Oil Corp.                                                                     3,240
                                                                                          ---------------
                                                                                                    8,289
                                                                                          ---------------
               OIL & GAS DRILLING (0.7%)
       63,055  Transocean Ltd.  *                                                                   4,255
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
      233,270  Halliburton Co.                                                                      4,717
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (4.1%)
       47,123  Apache Corp.                                                                         3,433
      113,223  Petrohawk Energy Corp.  *                                                            2,672
      105,442  Range Resources Corp.                                                                4,215
      256,198  Southwestern Energy Co.  *                                                           9,187
      103,134  XTO Energy, Inc.                                                                     3,575
                                                                                          ---------------
                                                                                                   23,082
                                                                                          ---------------
               Total Energy                                                                        40,343
                                                                                          ---------------

               FINANCIALS (5.3%)
               -----------------
               CONSUMER FINANCE (0.7%)
      161,349  American Express Co.                                                                 4,069
                                                                                          ---------------
               DIVERSIFIED BANKS (0.9%)
      270,998  Wells Fargo & Co.                                                                    5,423
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.5%)
       68,156  Goldman Sachs Group, Inc.                                                            8,758
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
      200,309  JPMorgan Chase & Co.                                                                 6,610
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.0%)
      310,175  Fidelity National Financial, Inc. "A"                                                5,623
                                                                                          ---------------
               Total Financials                                                                    30,483
                                                                                          ---------------

               HEALTH CARE (14.0%)
               -------------------
               BIOTECHNOLOGY (2.9%)
       65,928  Amgen, Inc.  *                                                                       3,195
      218,110  Gilead Sciences, Inc.  *                                                             9,989
       82,359  Myriad Genetics, Inc.  *                                                             3,195
                                                                                          ---------------
                                                                                                   16,379
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (3.4%)
       88,974  Baxter International, Inc.                                                           4,315
       72,845  Becton, Dickinson and Co.                                                            4,406
      189,629  St. Jude Medical, Inc.  *                                                            6,356
      130,613  Varian Medical Systems, Inc.  *                                                      4,359
                                                                                          ---------------
                                                                                                   19,436
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 2

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               HEALTH CARE SERVICES (2.0%)
       85,835  Express Scripts, Inc.  *                                                   $         5,491
      130,728  Medco Health Solutions, Inc.  *                                                      5,693
                                                                                          ---------------
                                                                                                   11,184
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (1.5%)
      133,502  Illumina, Inc.  *                                                                    4,986
       91,037  Life Technologies Corp.  *                                                           3,396
                                                                                          ---------------
                                                                                                    8,382
                                                                                          ---------------
               MANAGED HEALTH CARE (0.6%)
      166,246  Aetna, Inc.                                                                          3,659
                                                                                          ---------------
               PHARMACEUTICALS (3.6%)
       89,277  Abbott Laboratories                                                                  3,736
      173,148  Bristol-Myers Squibb Co.                                                             3,325
      123,300  Eli Lilly and Co.                                                                    4,059
       86,027  Johnson & Johnson                                                                    4,504
      390,161  Mylan, Inc.  *                                                                       5,170
                                                                                          ---------------
                                                                                                   20,794
                                                                                          ---------------
               Total Health Care                                                                   79,834
                                                                                          ---------------

               INDUSTRIALS (13.9%)
               -------------------
               AEROSPACE & DEFENSE (4.9%)
       92,280  General Dynamics Corp.                                                               4,768
      174,867  Goodrich Corp.                                                                       7,743
      105,315  Honeywell International, Inc.                                                        3,287
       50,831  Lockheed Martin Corp.                                                                3,992
       50,280  Precision Castparts Corp.                                                            3,764
       87,400  United Technologies Corp.                                                            4,269
                                                                                          ---------------
                                                                                                   27,823
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (1.8%)
      102,888  C.H. Robinson Worldwide, Inc.                                                        5,469
       85,824  FedEx Corp.                                                                          4,803
                                                                                          ---------------
                                                                                                   10,272
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (1.9%)
      211,378  Fluor Corp.                                                                          8,005
        9,899  Jacobs Engineering Group, Inc.  *                                                      376
       49,905  URS Corp.  *                                                                         2,199
                                                                                          ---------------
                                                                                                   10,580
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.9%)
       57,511  First Solar, Inc.  *                                                                10,771
                                                                                          ---------------
               INDUSTRIAL MACHINERY (1.9%)
      158,371  Flowserve Corp.                                                                     10,754
                                                                                          ---------------
               RAILROADS (1.5%)
      112,572  Norfolk Southern Corp.                                                               4,016
       98,713  Union Pacific Corp.                                                                  4,851
                                                                                          ---------------
                                                                                                    8,867
                                                                                          ---------------
               Total Industrials                                                                   79,067
                                                                                          ---------------

               INFORMATION TECHNOLOGY (32.4%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (5.5%)
      340,282  Cisco Systems, Inc.  *                                                               6,574
      490,682  Corning, Inc.                                                                        7,174
      113,579  Harris Corp.                                                                         3,473
      330,218  QUALCOMM, Inc.                                                                      13,975
                                                                                          ---------------
                                                                                                   31,196
                                                                                          ---------------

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3 | USAA Growth Fund

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                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               COMPUTER HARDWARE (9.0%)
      169,079  Apple, Inc.  *                                                             $        21,275
      289,180  Dell, Inc.  *                                                                        3,360
      249,909  Hewlett-Packard Co.                                                                  8,992
      173,269  International Business Machines Corp.                                               17,883
                                                                                          ---------------
                                                                                                   51,510
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.5%)
      337,224  EMC Corp.  *                                                                         4,225
      187,479  Western Digital Corp.  *                                                             4,410
                                                                                          ---------------
                                                                                                    8,635
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (5.1%)
      114,886  Affiliated Computer Services, Inc. "A"  *                                            5,558
       56,607  MasterCard, Inc. "A"                                                                10,385
      205,973  Visa, Inc. "A"                                                                      13,380
                                                                                          ---------------
                                                                                                   29,323
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.7%)
      358,446  Activision Blizzard, Inc.  *                                                         3,860
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (2.5%)
       35,269  Google, Inc. "A"  *                                                                 13,966
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.9%)
      166,597  Accenture Ltd. "A"                                                                   4,903
                                                                                          ---------------
               SEMICONDUCTORS (2.4%)
      367,710  Broadcom Corp. "A"  *                                                                8,527
      327,319  Intel Corp.                                                                          5,165
                                                                                          ---------------
                                                                                                   13,692
                                                                                          ---------------
               SYSTEMS SOFTWARE (4.8%)
      153,565  McAfee, Inc.  *                                                                      5,765
      194,400  Microsoft Corp.                                                                      3,939
      917,691  Oracle Corp.                                                                        17,748
                                                                                          ---------------
                                                                                                   27,452
                                                                                          ---------------
               Total Information Technology                                                       184,537
                                                                                          ---------------

               MATERIALS (5.0%)
               ----------------
               DIVERSIFIED METALS & MINING (0.9%)
      122,139  Freeport-McMoRan Copper & Gold, Inc.                                                 5,209
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (3.3%)
      130,079  Monsanto Co.                                                                        11,043
      186,279  Mosaic Co.                                                                           7,535
                                                                                          ---------------
                                                                                                   18,578
                                                                                          ---------------
               INDUSTRIAL GASES (0.8%)
       61,669  Praxair, Inc.                                                                        4,601
                                                                                          ---------------
               Total Materials                                                                     28,388
                                                                                          ---------------
               Total Common Stocks (cost: $608,882)                                               565,494
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (0.9%)

               MONEY MARKET FUNDS (0.9%)
    5,107,742  State Street Institutional Liquid Reserve Fund, 0.56% (a)(cost:  $5,108)             5,108
                                                                                          ---------------

---------------------------------------------------------------------------------------------------------
                                                                             Portfolio of Investments | 4

---------------------------------------------------------------------------------------------------------
                                                                                                   MARKET
      NUMBER                                                                                        VALUE
   OF SHARES   SECURITY                                                                             (000)
---------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS (COST: $613,990)                                          $      570,602
                                                                                          ===============


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5 | USAA Growth Fund

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
NOTES TO PORTFOLIO
OF INVESTMENTS

April 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares and, effective August 1, 2008, Growth Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant

--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 6

--------------------------------------------------------------------------------

events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

--------------------------------------------------------------------------------
7 | USAA Growth Fund

--------------------------------------------------------------------------------

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of April 30, 2009:

                                                                   INVESTMENT IN
VALUATION INPUTS                                                      SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $570,602,000
Level 2 - Other Significant Observable Inputs                                  -
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
TOTAL                                                               $570,602,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of April 30, 2009, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of April 30, 2009, the Fund had no securities out on loan.

E. As of April 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and

--------------------------------------------------------------------------------
                                           Notes to Portfolio of Investments | 8

--------------------------------------------------------------------------------

depreciation of investments as of April 30, 2009, were $26,245,000 and $69,633,000, respectively, resulting in net unrealized depreciation of $43,388,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $569,357,000 at April 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2009.
  * Non-income-producing security.


--------------------------------------------------------------------------------
9 | USAA Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    06/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/29/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/24/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.